Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenues - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Schedule of disaggregation of revenues [Abstract]
Revenue by type Sale of goods	$ 401,990	$ 327,512	$ 1,179,620	$ 737,519
Services	75,932	105,976	242,534	206,183
Total	$ 477,922	$ 433,488	$ 1,422,154	$ 943,702